NOTES PAYABLE (Schedule of Put Liability) (Details) - Put Liability Notes Payable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Activity for the put liability- notes payable [Roll Forward]
Beginning balance	$ 1,260,010
Present value of put liability incurred		$ 1,232,294
Accretion in Value	$ 176,272	27,716
Ending balance	$ 1,436,282	$ 1,260,010